Earnings Per Common Share (Computation Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Basic
Net income		$ 4,273	$ 1,346
Dividends on Series B preferred stock, accretion of discount and value of warrants exercised		62	(666)
Net income attributable to common stockholders		$ 4,335	$ 680
Weighted average common shares outstanding including unvested share-based payment awards	[1]	4,260,617	3,259,662
Less: Unvested share-based payment awards
Average shares	[1]	4,260,617	3,259,662
Basic earnings per common share		$ 1.02	$ 0.21
Diluted
Add back: Preferred Dividends on Series B stock and accretion of discount
Net earnings allocated to common stockholders		$ 4,335	$ 680
Add: Dilutive effects of assumed exercises of stock options		40,903	39,361
Add: Dilutive effects of assumed exercises of stock warrants		42,210	207,586
Average shares and dilutive potential common shares		4,343,730	3,506,609
Diluted earning per common share		$ 1.00	$ 0.19

[1]	Adjusted for 1-for-5.5 reverse stock split on August 20, 2018.